LVIP Nomura SMID Cap Core Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.80%
Aerospace & Defense–1.49%
Carpenter Technology Corp.	13,435	$5,295,405
FTAI Aviation Ltd.	11,837	2,900,065
†Kratos Defense & Security Solutions, Inc.	19,179	1,352,312
		9,547,782
Automobile Components–0.95%
BorgWarner, Inc.	112,359	6,096,599
		6,096,599
Banks–8.24%
East West Bancorp, Inc.	127,523	13,614,355
Old National Bancorp	347,366	7,676,789
Southstate Bank Corp.	87,865	8,129,270
Webster Financial Corp.	135,611	9,414,116
WSFS Financial Corp.	108,952	7,131,998
Zions Bancorp NA	121,567	7,004,690
		52,971,218
Biotechnology–4.48%
†Halozyme Therapeutics, Inc.	89,050	5,755,302
†Insmed, Inc.	61,554	10,065,310
†Natera, Inc.	27,025	5,404,730
†Neurocrine Biosciences, Inc.	48,076	6,333,532
†Ultragenyx Pharmaceutical, Inc.	57,257	1,199,534
		28,758,408
Building Products–2.12%
Carlisle Cos., Inc.	8,592	2,866,463
Tecnoglass, Inc.	37,605	1,675,302
†Trex Co., Inc.	68,333	2,488,688
Zurn Elkay Water Solutions Corp.	147,301	6,604,977
		13,635,430
Capital Markets–3.20%
Evercore, Inc. Class A	22,103	6,597,966
Hamilton Lane, Inc. Class A	59,140	5,878,516
Stifel Financial Corp.	109,143	8,067,851
		20,544,333
Chemicals–1.26%
Minerals Technologies, Inc.	114,182	8,097,787
		8,097,787
Commercial Services & Supplies–3.01%
ABM Industries, Inc.	88,195	3,397,272
†Casella Waste Systems, Inc. Class A	43,986	3,489,849
†Clean Harbors, Inc.	26,711	7,658,845
Tetra Tech, Inc.	158,969	4,788,146
		19,334,112
Construction & Engineering–3.47%
†API Group Corp.	108,740	4,406,145
Arcosa, Inc.	78,114	8,291,020
†Dycom Industries, Inc.	3,582	1,213,653
Quanta Services, Inc.	9,415	5,169,023
WillScot Holdings Corp.	187,027	3,246,789
		22,326,630
Consumer Finance–1.26%
Ally Financial, Inc.	206,417	8,097,739
		8,097,739
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–3.46%
†BJ's Wholesale Club Holdings, Inc.	77,873	$7,664,261
Casey's General Stores, Inc.	20,006	14,561,567
		22,225,828
Electrical Equipment–1.72%
Atkore, Inc.	15,044	886,242
†Bloom Energy Corp. Class A	11,090	1,502,584
nVent Electric PLC	18,702	2,212,072
Regal Rexnord Corp.	34,599	6,479,009
		11,079,907
Electronic Equipment, Instruments & Components–2.67%
†Coherent Corp.	72,036	17,159,696
		17,159,696
Energy Equipment & Services–1.58%
Liberty Energy, Inc.	352,806	10,160,813
		10,160,813
Entertainment–1.07%
†IMAX Corp.	181,458	6,897,219
		6,897,219
Financial Services–0.69%
Essent Group Ltd.	75,690	4,423,324
		4,423,324
Gas Utilities–1.19%
Spire, Inc.	84,261	7,628,991
		7,628,991
Ground Transportation–1.93%
Knight-Swift Transportation Holdings, Inc.	99,022	5,701,687
†Saia, Inc.	6,639	2,332,148
†XPO, Inc.	22,615	4,399,748
		12,433,583
Health Care Equipment & Supplies–1.98%
†Glaukos Corp.	37,719	4,060,827
†Inspire Medical Systems, Inc.	26,569	1,370,429
†Lantheus Holdings, Inc.	49,803	3,777,558
†=OmniAb, Inc. Earnout Shares	14,046	0
†=OmniAb, Inc. Earnout Shares.	14,046	0
†TransMedics Group, Inc.	35,202	3,499,431
		12,708,245
Health Care Providers & Services–0.85%
Encompass Health Corp.	56,595	5,474,434
		5,474,434
Health Care REITs–0.70%
Healthpeak Properties, Inc.	273,201	4,488,692
		4,488,692
Hotels, Restaurants & Leisure–3.22%
Aramark	136,955	5,552,155
†Brinker International, Inc.	29,153	4,162,174
†Life Time Group Holdings, Inc.	179,204	4,827,756
Texas Roadhouse, Inc.	37,223	6,147,006
		20,689,091
Household Durables–1.91%
KB Home	41,622	2,153,938
LVIP Nomura SMID Cap Core Fund–1

LVIP Nomura SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Durables (continued)
La-Z-Boy, Inc.	77,984	$2,506,406
†Taylor Morrison Home Corp.	45,312	2,638,971
Toll Brothers, Inc.	36,379	4,964,642
		12,263,957
Industrial REITs–1.16%
First Industrial Realty Trust, Inc.	128,894	7,456,518
		7,456,518
Insurance–2.86%
Axis Capital Holdings Ltd.	93,906	9,523,007
Reinsurance Group of America, Inc.	43,261	8,832,166
		18,355,173
Interactive Media & Services–0.34%
†Yelp, Inc.	89,311	2,209,554
		2,209,554
IT Services–0.33%
†ASGN, Inc.	54,569	2,112,366
		2,112,366
Leisure Products–0.99%
†Malibu Boats, Inc. Class A	62,863	1,629,409
†YETI Holdings, Inc.	129,041	4,721,610
		6,351,019
Life Sciences Tools & Services–1.25%
Bio-Techne Corp.	70,515	3,685,114
†Repligen Corp.	36,772	4,332,477
		8,017,591
Machinery–4.96%
Federal Signal Corp.	64,612	6,987,142
†Gates Industrial Corp. PLC	182,943	4,136,341
Graco, Inc.	61,854	5,235,941
Kadant, Inc.	10,201	2,982,262
Lincoln Electric Holdings, Inc.	34,039	8,478,434
†SPX Technologies, Inc.	20,358	4,070,379
		31,890,499
Marine Transportation–1.44%
†Kirby Corp.	69,812	9,276,619
		9,276,619
Media–1.13%
Nexstar Media Group, Inc.	16,835	3,044,273
Omnicom Group, Inc.	56,390	4,246,731
		7,291,004
Metals & Mining–2.21%
Kaiser Aluminum Corp.	43,541	5,247,126
Reliance, Inc.	29,513	8,969,591
		14,216,717
Multi-Utilities–0.97%
Black Hills Corp.	89,696	6,225,799
		6,225,799
Oil, Gas & Consumable Fuels–3.62%
Expand Energy Corp.	72,155	7,921,176
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
International Seaways, Inc.	39,437	$2,874,168
Permian Resources Corp. Class A	584,684	12,465,463
		23,260,807
Pharmaceuticals–3.18%
†Axsome Therapeutics, Inc.	42,776	7,230,000
†Ligand Pharmaceuticals, Inc.	39,118	7,809,909
†Supernus Pharmaceuticals, Inc.	104,092	5,380,515
		20,420,424
Professional Services–2.10%
†ExlService Holdings, Inc.	198,399	6,041,249
KBR, Inc.	96,686	3,563,846
UL Solutions, Inc. Class A	45,552	3,904,262
		13,509,357
Real Estate Management & Development–0.91%
†Jones Lang LaSalle, Inc.	19,274	5,865,464
		5,865,464
Residential REITs–1.04%
Camden Property Trust	68,691	6,708,363
		6,708,363
Retail REITs–1.98%
Brixmor Property Group, Inc.	238,451	6,867,389
Kite Realty Group Trust	237,278	5,825,175
		12,692,564
Semiconductors & Semiconductor Equipment–6.45%
†Astera Labs, Inc.	38,150	4,181,240
†MACOM Technology Solutions Holdings, Inc.	58,344	12,956,452
MKS, Inc.	13,392	3,077,616
†Semtech Corp.	177,869	13,676,347
†Silicon Laboratories, Inc.	36,277	7,551,058
		41,442,713
Software–4.67%
†Box, Inc. Class A	97,700	2,309,628
†Dynatrace, Inc.	98,732	3,651,109
†Guidewire Software, Inc.	48,191	7,207,446
†Procore Technologies, Inc.	60,679	3,458,703
†PTC, Inc.	18,351	2,614,834
†Q2 Holdings, Inc.	75,239	3,558,805
†Rubrik, Inc. Class A	29,639	1,451,422
†SPS Commerce, Inc.	12,867	716,306
†Varonis Systems, Inc.	134,752	2,893,125
†Workiva, Inc.	35,946	2,143,460
		30,004,838
Specialty Retail–1.26%
Dick's Sporting Goods, Inc.	40,747	8,079,723
		8,079,723
Textiles, Apparel & Luxury Goods–0.54%
Steven Madden Ltd.	101,865	3,455,261
		3,455,261
Trading Companies & Distributors–2.96%
Applied Industrial Technologies, Inc.	20,404	5,413,589
LVIP Nomura SMID Cap Core Fund–2

LVIP Nomura SMID Cap Core Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Trading Companies & Distributors (continued)
Boise Cascade Co.	52,323	$3,968,699
WESCO International, Inc.	35,309	9,661,249
		19,043,537
Total Common Stock (Cost $384,877,896)		634,929,728
RIGHTS–0.01%
†=Blueprint Medicines Corp.	44,455	20,449
Total Rights (Cost $20,449)		20,449

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–1.22%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	7,872,019	$7,872,019
Total Money Market Fund (Cost $7,872,019)		7,872,019

TOTAL INVESTMENTS–100.03% (Cost $392,770,364)	642,822,196
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(196,252)
NET ASSETS APPLICABLE TO 22,491,643 SHARES OUTSTANDING–100.00%	$642,625,944

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP Nomura SMID Cap Core Fund–3